Offerings	Mar. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, without par value
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Each unit will consist of one or more common shares, preferred shares, warrants, subscription rights or any combination of such securities, which may or may not be separable from one another.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	a) The amount to be registered consists of up to $50,000,000 of an indeterminate amount of common shares, preferred shares, warrants, subscription rights and/or units. There is also being registered hereunder such currently indeterminate number of (i) common shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, preferred shares registered hereby, or (ii) preferred shares, common shares or units as may be issued upon exercise of warrants or subscription rights registered hereby or pursuant to the anti-dilution provisions of any such securities, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder.

(b) The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act").

(c) Estimated solely for purposes of computing the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $50,000,000. No separate consideration will be received for (i) common shares or other securities of the registrant that may be issued upon conversion of, or in exchange for, preferred shares registered hereby, or (ii) preferred shares, common shares or units that may be issued upon exercise of warrants or subscription rights registered hereby, as the case may be.